10. Fair Value Measurements (Details 2) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	0.91%	1.07%	1.07%	0.78%
Expected life	1 year 6 months	3 years	3 years	3 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, minimum	0.00%	0.56%	0.56%	0.58%
Risk-free interest rates, maximum	0.00%	0.73%	0.73%	0.93%
Expected life		1 year 7 months 24 days	1 year 7 months 24 days
Expected dividends	0.00%	0.00%	0.00%	0.00%
Expected volatility, minimum	0.00%	90.00%	90.00%	71.00%
Expected volatility, maximum	0.00%	93.00%	93.00%	97.00%
Vycor common stock fair value minimum	$ 0.00	$ 1.59	$ 1.59	$ 1.79
Vycor common stock fair value maximum	$ 0.00	$ 1.84	$ 1.84	$ 2.70
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				2 years 1 month 2 days
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				3 years